Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Franklin Global Trust
Entity Central Index Key	0001124459
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Franklin International Growth Fund
Class Name	Class A
Trading Symbol	FNGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin International Growth Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$114	1.11%
[1]
Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class A shares of Franklin International Growth Fund returned 5.28%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 12.77% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Canada-based e-commerce infrastructure provider Shopify boosted returns as its results underlined the company’s continued momentum internationally and moving upmarket, as well as allaying previous fears that it would be impacted by weaker consumer spending.

↑
CyberArk Software, an Israel-based provider of identity security software solutions, performed strongly after delivering impressive growth that reflected robust demand for its products. Towards the end of the period, the company agreed to a takeover bid from fellow cybersecurity firm Palo Alto Networks.

↑	Shares in Germany-based MTU Aero Engines rose after it delivered significant increases in sales and earnings during the period, with particularly strong growth in its commercial aircraft business.

Top detractors from performance:
↓
German apparel and footwear manufacturer PUMA detracted after struggling to execute on the strategy outlined early in 2024, as it grappled with weaker consumer spending, tariff uncertainty and slowing growth in Latin America, where its profit margins are relatively high.

↓
Daiichi Sankyo, a Japanese drugmaker, weighed on returns amid disappointment that the company had not increased its earnings guidance despite several new drug approvals. Uncertainty around the path forward for the company’s lung cancer drug Dato-DXd was a further headwind.

↓
U.K.-based industrial and electronics components and products distributor RS Group had a negative impact mainly due to concerns about a weak industrial backdrop, especially in Europe, and the uncertain timing of a potential inflection point in the current destocking cycle.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class A	5.28	1.24	6.16
Class A (with sales charge)	-0.52	0.10	5.56
MSCI All Country World ex-U.S. Index-NR	14.73	9.11	6.12
MSCI EAFE Index-NR	12.77	10.34	6.14

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 859,600,752
Holdings Count | $ / shares	36	[2]
Advisory Fees Paid, Amount	$ 6,021,460
Investment Company Portfolio Turnover	25.70%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$859,600,752
Total Number of Portfolio Holdings*	36
Total Management Fee Paid	$6,021,460
Portfolio Turnover Rate	25.70%
[2]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[3]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On December 1, 2024, disclosure was added to the Fund’s principal investment strategies to reflect the Fund’s increased exposure to securities in the industrials sector.
Related disclosure regarding the risks of investing in securities in the industrials sector was also added to the Fund’s principal risks.
In addition, effective June 30, 2025, John Remmert stepped down as a portfolio manager of the Fund and Samantha Mathews was added as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin International Growth Fund
Class Name	Class C
Trading Symbol	FNGDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin International Growth Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$190	1.86%
[4]
Expenses Paid, Amount	$ 190
Expense Ratio, Percent	1.86%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class C shares of Franklin International Growth Fund returned 4.48%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 12.77% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Canada-based e-commerce infrastructure provider Shopify boosted returns as its results underlined the company’s continued momentum internationally and moving upmarket, as well as allaying previous fears that it would be impacted by weaker consumer spending.

↑
CyberArk Software, an Israel-based provider of identity security software solutions, performed strongly after delivering impressive growth that reflected robust demand for its products. Towards the end of the period, the company agreed to a takeover bid from fellow cybersecurity firm Palo Alto Networks.

↑	Shares in Germany-based MTU Aero Engines rose after it delivered significant increases in sales and earnings during the period, with particularly strong growth in its commercial aircraft business.

Top detractors from performance:
↓
German apparel and footwear manufacturer PUMA detracted after struggling to execute on the strategy outlined early in 2024, as it grappled with weaker consumer spending, tariff uncertainty and slowing growth in Latin America, where its profit margins are relatively high.

↓
Daiichi Sankyo, a Japanese drugmaker, weighed on returns amid disappointment that the company had not increased its earnings guidance despite several new drug approvals. Uncertainty around the path forward for the company’s lung cancer drug Dato-DXd was a further headwind.

↓
U.K.-based industrial and electronics components and products distributor RS Group had a negative impact mainly due to concerns about a weak industrial backdrop, especially in Europe, and the uncertain timing of a potential inflection point in the current destocking cycle.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class C	4.48	0.48	5.36
Class C (with sales charge)	3.48	0.48	5.36
MSCI All Country World ex-U.S. Index-NR	14.73	9.11	6.12
MSCI EAFE Index-NR	12.77	10.34	6.14

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 859,600,752
Holdings Count | $ / shares	36	[5]
Advisory Fees Paid, Amount	$ 6,021,460
Investment Company Portfolio Turnover	25.70%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$859,600,752
Total Number of Portfolio Holdings*	36
Total Management Fee Paid	$6,021,460
Portfolio Turnover Rate	25.70%
[5]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[6]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On December 1, 2024, disclosure was added to the Fund’s principal investment strategies to reflect the Fund’s increased exposure to securities in the industrials sector.
Related disclosure regarding the risks of investing in securities in the industrials sector was also added to the Fund’s principal risks.
In addition, effective June 30, 2025, John Remmert stepped down as a portfolio manager of the Fund and Samantha Mathews was added as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin International Growth Fund
Class Name	Class R
Trading Symbol	FNGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin International Growth Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$139	1.36%
[7]
Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R shares of Franklin International Growth Fund returned 5.04%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 12.77% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Canada-based e-commerce infrastructure provider Shopify boosted returns as its results underlined the company’s continued momentum internationally and moving upmarket, as well as allaying previous fears that it would be impacted by weaker consumer spending.

↑
CyberArk Software, an Israel-based provider of identity security software solutions, performed strongly after delivering impressive growth that reflected robust demand for its products. Towards the end of the period, the company agreed to a takeover bid from fellow cybersecurity firm Palo Alto Networks.

↑	Shares in Germany-based MTU Aero Engines rose after it delivered significant increases in sales and earnings during the period, with particularly strong growth in its commercial aircraft business.

Top detractors from performance:
↓
German apparel and footwear manufacturer PUMA detracted after struggling to execute on the strategy outlined early in 2024, as it grappled with weaker consumer spending, tariff uncertainty and slowing growth in Latin America, where its profit margins are relatively high.

↓
Daiichi Sankyo, a Japanese drugmaker, weighed on returns amid disappointment that the company had not increased its earnings guidance despite several new drug approvals. Uncertainty around the path forward for the company’s lung cancer drug Dato-DXd was a further headwind.

↓
U.K.-based industrial and electronics components and products distributor RS Group had a negative impact mainly due to concerns about a weak industrial backdrop, especially in Europe, and the uncertain timing of a potential inflection point in the current destocking cycle.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R	5.04	0.99	5.89
MSCI All Country World ex-U.S. Index-NR	14.73	9.11	6.12
MSCI EAFE Index-NR	12.77	10.34	6.14

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 859,600,752
Holdings Count | $ / shares	36	[8]
Advisory Fees Paid, Amount	$ 6,021,460
Investment Company Portfolio Turnover	25.70%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$859,600,752
Total Number of Portfolio Holdings*	36
Total Management Fee Paid	$6,021,460
Portfolio Turnover Rate	25.70%
[8]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[9]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On December 1, 2024, disclosure was added to the Fund’s principal investment strategies to reflect the Fund’s increased exposure to securities in the industrials sector.
Related disclosure regarding the risks of investing in securities in the industrials sector was also added to the Fund’s principal risks.
In addition, effective June 30, 2025, John Remmert stepped down as a portfolio manager of the Fund and Samantha Mathews was added as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin International Growth Fund
Class Name	Class R6
Trading Symbol	FILRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin International Growth Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$77	0.75%
[10]
Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R6 shares of Franklin International Growth Fund returned 5.68%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 12.77% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Canada-based e-commerce infrastructure provider Shopify boosted returns as its results underlined the company’s continued momentum internationally and moving upmarket, as well as allaying previous fears that it would be impacted by weaker consumer spending.

↑
CyberArk Software, an Israel-based provider of identity security software solutions, performed strongly after delivering impressive growth that reflected robust demand for its products. Towards the end of the period, the company agreed to a takeover bid from fellow cybersecurity firm Palo Alto Networks.

↑	Shares in Germany-based MTU Aero Engines rose after it delivered significant increases in sales and earnings during the period, with particularly strong growth in its commercial aircraft business.

Top detractors from performance:
↓
German apparel and footwear manufacturer PUMA detracted after struggling to execute on the strategy outlined early in 2024, as it grappled with weaker consumer spending, tariff uncertainty and slowing growth in Latin America, where its profit margins are relatively high.

↓
Daiichi Sankyo, a Japanese drugmaker, weighed on returns amid disappointment that the company had not increased its earnings guidance despite several new drug approvals. Uncertainty around the path forward for the company’s lung cancer drug Dato-DXd was a further headwind.

↓
U.K.-based industrial and electronics components and products distributor RS Group had a negative impact mainly due to concerns about a weak industrial backdrop, especially in Europe, and the uncertain timing of a potential inflection point in the current destocking cycle.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R6	5.68	1.61	6.57
MSCI All Country World ex-U.S. Index-NR	14.73	9.11	6.12
MSCI EAFE Index-NR	12.77	10.34	6.14

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 859,600,752
Holdings Count | $ / shares	36	[11]
Advisory Fees Paid, Amount	$ 6,021,460
Investment Company Portfolio Turnover	25.70%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$859,600,752
Total Number of Portfolio Holdings*	36
Total Management Fee Paid	$6,021,460
Portfolio Turnover Rate	25.70%
[11]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[12]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On December 1, 2024, disclosure was added to the Fund’s principal investment strategies to reflect the Fund’s increased exposure to securities in the industrials sector.
Related disclosure regarding the risks of investing in securities in the industrials sector was also added to the Fund’s principal risks.
In addition, effective June 30, 2025, John Remmert stepped down as a portfolio manager of the Fund and Samantha Mathews was added as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin International Growth Fund
Class Name	Advisor Class
Trading Symbol	FNGZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin International Growth Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$88	0.86%
[13]
Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Advisor Class shares of Franklin International Growth Fund returned 5.59%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 12.77% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Canada-based e-commerce infrastructure provider Shopify boosted returns as its results underlined the company’s continued momentum internationally and moving upmarket, as well as allaying previous fears that it would be impacted by weaker consumer spending.

↑
CyberArk Software, an Israel-based provider of identity security software solutions, performed strongly after delivering impressive growth that reflected robust demand for its products. Towards the end of the period, the company agreed to a takeover bid from fellow cybersecurity firm Palo Alto Networks.

↑	Shares in Germany-based MTU Aero Engines rose after it delivered significant increases in sales and earnings during the period, with particularly strong growth in its commercial aircraft business.

Top detractors from performance:
↓
German apparel and footwear manufacturer PUMA detracted after struggling to execute on the strategy outlined early in 2024, as it grappled with weaker consumer spending, tariff uncertainty and slowing growth in Latin America, where its profit margins are relatively high.

↓
Daiichi Sankyo, a Japanese drugmaker, weighed on returns amid disappointment that the company had not increased its earnings guidance despite several new drug approvals. Uncertainty around the path forward for the company’s lung cancer drug Dato-DXd was a further headwind.

↓
U.K.-based industrial and electronics components and products distributor RS Group had a negative impact mainly due to concerns about a weak industrial backdrop, especially in Europe, and the uncertain timing of a potential inflection point in the current destocking cycle.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	5.59	1.50	6.41
MSCI All Country World ex-U.S. Index-NR	14.73	9.11	6.12
MSCI EAFE Index-NR	12.77	10.34	6.14

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 859,600,752
Holdings Count | $ / shares	36	[14]
Advisory Fees Paid, Amount	$ 6,021,460
Investment Company Portfolio Turnover	25.70%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$859,600,752
Total Number of Portfolio Holdings*	36
Total Management Fee Paid	$6,021,460
Portfolio Turnover Rate	25.70%
[14]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[15]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On December 1, 2024, disclosure was added to the Fund’s principal investment strategies to reflect the Fund’s increased exposure to securities in the industrials sector.
Related disclosure regarding the risks of investing in securities in the industrials sector was also added to the Fund’s principal risks.
In addition, effective June 30, 2025, John Remmert stepped down as a portfolio manager of the Fund and Samantha Mathews was added as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Emerging Market Debt Opportunities Fund
Class Name	Advisor Class
Trading Symbol	FEMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Emerging Market Debt Opportunities Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 321-8563.
Additional Information Phone Number	(800) 321-8563
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$106	1.00%
[16]
Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Advisor Class shares of Franklin Emerging Market Debt Opportunities Fund returned 11.88%. The Fund compares its performance to the JP Morgan EMBI Global Diversified Index, the JP Morgan EMBI Global Diversified ex-GCC Index, the JP Morgan GBI-EM Broad Diversified Index and the ICE BofA Emerging Market Corporate Plus (USD Hedged) Index, which returned 9.32%, 10.15%, 10.44% and 7.15%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Allocation to Ukraine U.S. dollar bonds, which outperformed due to the successful conclusion of debt restructuring negotiations for Ukraine’s outstanding Eurobonds, as well as increased optimism about an end to the war, following the U.S. presidential election.

↑	Allocation to El Salvador U.S. dollar bonds, which performed strongly due to debt management exercises and fiscal consolidation, resulting in an International Monetary Fund program.

Top detractors from performance:
↓	Exposure to the Kazakhstani tenge, which depreciated on looser fiscal policy and a deteriorating inflation outlook.
↓	Exposure to the Turkish lira, which weakened on heightened political risk that prompted emergency central bank tightening measures.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	11.88	7.44	5.79
Bloomberg Global Aggregate Index	4.40	-2.07	1.00
JP Morgan EMBI Global Diversified Index	9.32	1.31	3.61
JP Morgan EMBI Global Diversified ex-GCC Index†	10.15	1.31	N/A
JP Morgan GBI-EM Broad Diversified Index	10.44	1.95	2.83
ICE BofA Emerging Market Corporate Plus (USD Hedged) Index	7.15	1.30	3.44
[17]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 321-8563 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 106,536,735
Holdings Count | $ / shares	128	[18]
Advisory Fees Paid, Amount	$ 583,895
Investment Company Portfolio Turnover	39.41%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$106,536,735
Total Number of Portfolio Holdings*	128
Total Management Fee Paid	$583,895
Portfolio Turnover Rate	39.41%
[18]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[19]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[5]
*	Does not include derivatives, except purchased options, if any.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Does not include derivatives, except purchased options, if any.

[10]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[11]
*	Does not include derivatives, except purchased options, if any.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
*	Does not include derivatives, except purchased options, if any.

[15]
*	Does not include derivatives, except purchased options, if any.

[16]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[17]
†	Due to data availability, performance for the JPM EMBI Global Diversified ex-GCC Index is shown starting 12/31/15 using the Fund’s value on that date. Values prior to 12/31/2015 reflect the performance of the Fund.

[18]
*	Does not include derivatives, except purchased options, if any.

[19]
*	Does not include derivatives, except purchased options, if any.